Document and Entity Information	0 Months Ended
Feb. 28, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Feb. 28, 2013
Registrant Name	MFS SERIES TRUST X
Central Index Key	0000783740
Amendment Flag	false
Document Creation Date	Feb. 28, 2013
Document Effective Date	Feb. 28, 2013
Prospectus Date	Sep. 28, 2012